Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	$ 1,617,474	$ 2,976,077
Cash held by acting commodity futures brokers administrating open contracts	64,938,716	97,111,401
Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	1,517,757	2,898,002
Longest maturity date	Jun. 30, 2015	Jun. 30, 2014
Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	99,717	78,075
Longest maturity date	Jan. 31, 2013	Jan. 31, 2012
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	(1,105,501)	89,949
Cash held by acting commodity futures brokers administrating open contracts	43,297,414	60,196,245
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	(2,010,679)	(1,240,461)
Longest maturity date	Sep. 30, 2014	Sep. 30, 2013
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	905,178	1,330,410
Longest maturity date	Mar. 31, 2013	Mar. 31, 2012
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	687,712	1,476,557
Cash held by acting commodity futures brokers administrating open contracts	45,800,469	72,931,466
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	612,211	1,467,409
Longest maturity date	Dec. 31, 2015	Mar. 31, 2014
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	$ 75,501	$ 9,148
Longest maturity date	May 31, 2013	Mar. 31, 2012